Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Quarterly Financial Data (Unaudited)
Total interest income	$ 10,078	$ 9,944	$ 9,878	$ 9,621	$ 9,704	$ 9,651	$ 9,286	$ 8,208
Total interest expense	3,734	3,805	3,676	3,506	3,203	3,085	2,941	1,785	$ 14,721	$ 11,014
Net interest income	6,344	6,139	6,202	6,115	6,501	6,566	6,345	6,423	24,800	25,835
Provision for (reversal of) credit loss expense - loans and off balance sheet	125	69	105		(154)	(154)	(146)		299	(454)
Noninterest income	1,195	1,215	1,184	866	1,029	963	1,046	1,016
Noninterest expense	5,631	5,529	5,668	4,838	5,092	5,233	5,089	5,438	21,666	20,852
Income before income taxes	1,783	1,756	1,613	2,143	2,592	2,450	2,448	2,001	7,295	9,491
(Credit) Provision for Federal Income Taxes	(66)	(64)	(127)	150	202	58	168	113	(107)	541
Net Income (Loss)	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 7,402	$ 8,950
Earnings per share
Basic Earnings Per Share (in dollars per share)	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 0.42	$ 0.42	$ 0.4	$ 0.33	$ 1.27	$ 1.57
Diluted Earnings Per Share (in dollars per share)	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 0.42	$ 0.42	$ 0.4	$ 0.33	$ 1.27	$ 1.57